Financial Instruments - Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Total amount	$ 2,886.4	$ 3,203.2
Without the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 2,190.8
Pre-fixed percentage	94.39%
Post-fixed amount	$ 130.1
Post-fixed percentage	5.61%
Total amount	$ 2,320.9
Total percentage	100.00%
Pre-fixed amount	$ 2,508.1
Pre-fixed percentage	86.90%
Post-fixed amount	$ 378.3
Post-fixed percentage	13.10%
Total amount	$ 2,886.4	$ 3,203.2
Total percentage	100.00%
With the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 2,190.8
Pre-fixed percentage	94.39%
Post-fixed amount	$ 130.1
Post-fixed percentage	5.61%
Total amount	$ 2,320.9
Total percentage	100.00%
Pre-fixed amount	$ 2,508.1
Pre-fixed percentage	86.90%
Post-fixed amount	$ 378.3
Post-fixed percentage	13.10%
Total amount	$ 2,886.4
Total percentage	100.00%